COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 05, 2018	Jun. 30, 2019	Jun. 30, 2018
Government and Other Grants [Line Items]
Extend the lease		For additional five-year period and exclude a second option to extend the lease of the Company facility for additional five-year period
Contingent fees		$ 500
Office leases [Member] | Israel [Member]
Government and Other Grants [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security		$ 653
Government and Other Grants [Member]
Government and Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received		100.00%
Royalty expense		$ 0	$ 350
Contingent royalty obligations		$ 9,228
Government and Other Grants [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues		3.00%
Government and Other Grants [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues		5.00%
Commercial License Agreement [Member]
Government and Other Grants [Line Items]
Percentage of royalties on net sales	1.00%
May 2012 Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Agreement, start date		May 09, 2012
Agreement termination description		In 2014, the May 2012 Agreement was terminated except for certain payments arising from the Bayer Agreement which survive termination until August 5, 2025.
May 2012 Agreement With Advisor [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Participation Rights		4.00%